Interest-Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits:
Total interest-bearing deposits	$ 371,296	$ 357,663
Interest-bearing Deposits [Member]
Summary of interest-bearing deposits
Demand	74,429	61,830
Savings	138,794	123,304
Time deposits:
In excess of $100,000	54,163	60,090
Other	103,910	112,439
Total interest-bearing deposits	$ 371,296	$ 357,663